Business Combinations (Acquisition of 17173 Business, Narrative) (Details) (17173 Business [Member], USD $)	0 Months Ended		0 Months Ended
	Dec. 31, 2011	Dec. 15, 2011	Nov. 29, 2011 Sohu [Member] Services and Advertising Agreements [Member]	Nov. 29, 2011 Sohu [Member] Services and Advertising Agreements [Member] Virtual currency payment system services [Member]	Nov. 29, 2011 Sohu [Member] Services and Advertising Agreements [Member] All other relevant services and links and advertising space [Member]
Business Acquisition [Line Items]
Fixed cash consideration	$ 162,500,000	$ 162,500,000
Net profit during the Transition Period	1,300,000
Acquired assets and liabilities, historical carrying amounts	22,000,000
Term of agreement				25 years
Initial term of agreement					3 years
Aggregate fees of agreement			30,000,000
Subsequent term of agreement			22 years
Additional fees of agreement			$ 5,000,000